Operating segment and geographic data - Geographical information for and long-lived assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets at December 31	$ 4,966	$ 4,133
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets at December 31	2,565	2,110
The Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets at December 31	1,469	1,168
Asia, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets at December 31	$ 932	$ 855